                        SEMIANNUAL REPORT MARCH 31, 1999

                                   OPPENHEIMER

                                     INSURED
                                 MUNICIPAL FUND


                                     [PHOTO]

                            [OPPENHEIMER FUNDS LOGO]
                             THE RIGHT WAY TO INVEST

CONTENTS

3  President's Letter

4  An Interview
   with Your Fund's
   Manager

11 Financial
   Statements

30 Officers and
   Trustees

32 Information and
   Services


REPORT HIGHLIGHTS
-------------------------------------------------------------------------------
- COMPARED TO TREASURY SECURITIES, which were quite volatile during the period, municipal bond prices were very stable.

- IN THE CURRENT LOW INTEREST-RATE ENVIRONMENT, municipalities have been eager to finance and refinance.

CUMULATIVE TOTAL RETURNS
For the 6-Month Period Ended 3/31/99

CLASS A

Without            With
Sales Chg.(1)      Sales Chg.(2)
0.85%              -3.95%

CLASS B

Without            With
Sales Chg.(1)      Sales Chg.(2)
0.46%              -4.42%

CLASS C

Without            With
Sales Chg.(1)      Sales Chg.(2)
0.46%              -0.52%

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE FUND'S PERFORMANCE MAY FROM TIME TO TIME BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES, PARTICULARLY DURING PERIODS OF MARKET OR INTEREST RATE VOLATILITY. FOR UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1-800-525-7048 OR VISIT OUR WEBSITE, WWW.OPPENHEIMERFUNDS.COM.

1. Includes changes in net asset value per share without deducting any sales charges.

2. Class A return includes the current maximum initial sales charge of 4.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the contingent deferred sales charge of 1%. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


             2 Oppenheimer Insured Municipal Fund

[PHOTO]

JAMES C. SWAIN
Chairman
Oppenheimer
Insured Municipal Fund

[PHOTO]

BRIDGET A. MACASKILL
President
Oppenheimer
Insured Municipal Fund

DEAR SHAREHOLDER,
-------------------------------------------------------------------------
The strength of the U.S. economy continues to surprise and concern many analysts. At a time when the majority of the world's economies are beleaguered by financial strain, the U.S. economy has been growing at a remarkable rate.

      With respect to the U.S. bond market, stronger than expected economic growth has triggered concerns that the Federal Reserve may raise key interest rates to forestall an acceleration of inflation. As a result, yields of longer term taxable bonds have risen from their October 1998 lows, when investors had bid up prices during the global "flight to quality." At the same time, tax-exempt bond prices and yields have remained relatively stable.

      In the U.S. stock market, it might appear at first glance that prices are rising as rapidly as the economy is growing. However, a closer look reveals that, with the exception of large-cap growth companies and the technology industry, most stock prices remained relatively flat through March 31. What's more, the disparity in valuations between large companies, which have led the market's advance, and smaller ones, which have lagged, has become historically wide.

      What do these observations mean for your investments? In our view, actively managed portfolios that are closely monitored by expert money managers may provide better returns than passive index investing in 1999. That's because selectivity is expected to be more critical to performance than it has been over the past few years. In a potentially overvalued stock market and rising interest-rate environment, the ability to identify the most promising securities could become paramount.

      Even though many equity investors may be tempted to focus their portfolio on the technology sector, we suggest a more prudent course: broad diversification beyond any single asset class, industry, capitalization range or geographic region. We believe that the risks of this investment environment require consideration of a broad range of investments and markets, including bonds. That way, if one market experiences setbacks, one or more of the others may help cushion the effects on your overall portfolio.

      No matter what the financial markets have in store, we resolve to continue working with your financial advisor to keep you apprised of potential risks and opportunities. Providing you with the market information, professionally managed investments and other resources you need to achieve your financial goals is an important part of our enduring commitment to you as The Right Way to Invest.

Sincerely,

/s/ JAMES C. SWAIN                     /s/ BRIDGET A. MACASKILL

James C. Swain                         Bridget A. Macaskill
April 22, 1999



             3 Oppenheimer Insured Municipal Fund

AN INTERVIEW WITH YOUR FUND'S MANAGER
------------------------------------------------------------------------------
HOW HAS THE FUND PERFORMED DURING THE PERIOD?

During the six-month period that ended March 31, 1999, Oppenheimer Insured Municipal Fund continued to meet its objective of providing shareholders with current income exempt from federal income tax. In addition, the Fund's Class A shares were ranked 11 out of 48 insured municipal funds as measured by Lipper Analytical Services, Inc. for the 1-year period ended March 31, 1999.(1)

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

Even in a favorable marketplace, the most critical factor affecting performance has been our active management of the portfolio. For instance, our decision to hedge duration with Treasury futures enabled us to improve yield by investing in longer-term securities while limiting the risk of price volatility associated with a change in interest rates.

        In addition, through close monitoring of the price and yield differentials of intermediate bonds to longer securities, we were able to make a well-timed move out of our positions in 10 and 30 year bonds and invest in bonds having a 20-year maturity, which added to the Fund's yield.

1. Source: Lipper Analytical Services, Inc., 3/31/99. Based on the comparisons between changes in net asset value without considering sales charges, with dividends and capital gains distributions of the Fund's Class A shares reinvested. The Fund's Class A shares were ranked 11 out of 48 (1-year), 6 out of 31 (5-year), 4 out of 17 (10-year) among insured municipal funds for the periods ended 3/31/99.


             4 Oppenheimer Insured Municipal Fund

[PHOTO]

TEAM (L TO R)
Bob Patterson
Caryn Halbrecht (Portfolio Manager)
Jerry Webman

The stability of the economic environment has had a significant effect as well. A favorable trend has been the refinancing of older debt, as municipalities take advantage of current low interest rates. As a result, a number of lower rated bonds in our portfolio have been reclassified as AAA government secured bonds and appreciated substantially in price.

HOW DO YOU EXPLAIN THE MUNICIPAL MARKET IN TERMS OF THE BIG PICTURE?

Compared to Treasury securities, which were quite volatile during the period, municipal bond prices were very stable. Whereas Treasury bonds were actively bought and sold by global investors seeking safety and liquidity as international economic crises ebbed and flowed, the demand for munis remained fairly constant, as investors sought to take advantage of the attractive tax-free income. In addition, due to the limited supply of new issues and the appetite of several large closed-end municipal funds, municipal bonds outperformed Treasuries in January 1999.

             5 Oppenheimer Insured Municipal Fund

AN INTERVIEW WITH YOUR FUND'S MANAGERS
------------------------------------------------------------------------
AVG ANNUAL TOTAL RETURNS
For the Periods Ended 3/31/99(2)

CLASS A

1 year     5 year    10 year
----------------------------
0.47%      6.15%     7.27%
----------------------------

CLASS B
                     Since
1 year     5 year    Inception
----------------------------
-0.31%     6.06%     5.19%
----------------------------

CLASS C
                     Since
1 year     5 year    Inception
----------------------------
3.69%      N/A       6.73%
----------------------------


Typically, municipal bonds yield less than U.S. Treasury bonds on an absolute basis because the interest income they pay is generally exempt from federal taxes. During the recent six-month period, however, muni yields hovered near 100% of Treasury bonds. Treasury yields fell beneath those of munis because of the surging demand for the safety of Treasury bonds during last fall's global economic crisis.

WHAT IS THE OVERALL STRATEGY FOR THE FUND?

The Fund invests primarily in insured and prefunded issues that offer high income. Insured issues carry an insurance policy that covers all payments of interest and repayment of principal. Prefunded issues are backed by a second bond, the proceeds of which are invested in U.S. Treasury securities that mature on the call date as security for payment. In addition, we seek issues that have favorable credit characteristics (within the four highest rating categories of Moody's, Standard & Poor's, or other nationally recognized rating organizations) and bonds with protection against being called by the issuer, as well as a wide range of issuers for diversification. Within these guidelines, we continue to like the longer maturities because the yield spread between one- and thirty-year bonds is so favorable.

             6 Oppenheimer Insured Municipal Fund

STANDARDIZED YIELDS(3)
For the 30 Days Ended 3/31/99

-----------------
CLASS A     4.02%
-----------------
CLASS B     3.46
-----------------
CLASS C     3.46
-----------------

WHAT OTHER STRATEGIES WORKED WELL?

In a declining interest rate environment, we liked using "inverse floaters" in the portfolio. These are variable rate bonds that pay interest at rates that move in the opposite direction of the changing yields on short-term tax-exempt bonds. As interest rates rise, inverse floaters produce less current income, but as interest rates decrease, inverse floaters produce more current income. At a time when municipals were an inexpensive asset class, we were able to use these instruments to boost tax-exempt income.

2. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 4.75%. Class A shares were first publicly offered on 11/11/86. The Fund's maximum sales charge for Class A shares was lower prior to 2/1/93, so actual performance may have been higher. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year) and 1% (since inception on 5/3/93). Class C returns for the one-year result include the contingent deferred sales charge of 1%. Class C shares have an inception date of 8/29/95. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.

3. Standardized yield is based on net investment income for the 30-day period ended March 31, 1999. Falling share prices will tend to artificially raise yields.


             7 Oppenheimer Insured Municipal Fund

AN INTERVIEW WITH YOUR FUND'S MANAGER
------------------------------------------------------------------------------

WHAT IS YOUR OUTLOOK FOR THE NEXT SIX MONTHS?

We feel very positive about municipals in the next six months, and expect them to hold their ground against the rest of the bond market. With a strong U.S. economy leading to improved creditworthiness among municipalities, we believe there is reason for continued optimism.

4. Portfolio data is subject to change. Percentages are as of March 31, 1999, and are dollar-weighted based on invested assets. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently 8.4% of total investments) but which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.


             8 Oppenheimer Insured Municipal Fund

CREDIT ALLOCATION(4)
[PIE CHART]

- AAA     80.9%
- AA      16.9
- A        2.2


Furthermore, municipals represent an excellent value for shareholders in terms of their tax advantages. Our commitment to independent research and disciplined investment strategies is what makes Oppenheimer Insured Municipal Fund, part of The Right Way to Invest.

10 LARGEST POSITIONS BY STATE(4)
----------------------------------------------------------------------------
Texas                                                                  13.5%
----------------------------------------------------------------------------
Pennsylvania                                                           11.8
----------------------------------------------------------------------------
Illinois                                                               10.3
----------------------------------------------------------------------------
Washington                                                              6.6
----------------------------------------------------------------------------
District of Columbia                                                    6.5
----------------------------------------------------------------------------
Massachusetts                                                           6.0
----------------------------------------------------------------------------
Florida                                                                 4.4
----------------------------------------------------------------------------
California                                                              4.3
----------------------------------------------------------------------------
Indiana                                                                 4.3
----------------------------------------------------------------------------
Ohio                                                                    4.1
----------------------------------------------------------------------------




             9 Oppenheimer Insured Municipal Fund

FINANCIALS
--------------------------------------------------------------------------------


             10 Oppenheimer Insured Municipal Fund

STATEMENT OF INVESTMENTS  March 31, 1999 (Unaudited)


                                                        RATINGS:
                                                        MOODY'S                   FACE               MARKET VALUE
                                                        S&P/FITCH                 AMOUNT             SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--98.3%
-----------------------------------------------------------------------------------------------------------------
ALABAMA--3.4%
Jefferson Cnty., AL Sewer RB, Series PA 486,
Inverse Floater, 6.89%, 2/1/29(1)                       NR/NR                      $5,000,000         $4,863,900
-----------------------------------------------------------------------------------------------------------------
ALASKA--3.3%
AK Export & IDAU RB, Snettisham
Hydroelectric Power, First Series, AMBAC
Insured, 5.50%, 1/1/16                                  NR/AAA/AAA                  1,145,000          1,190,663
-----------------------------------------------------------------------------------------------------------------
AK Export & IDAU RB, Snettisham
Hydroelectric Power, First Series, AMBAC
Insured, 5.50%, 1/1/17                                  NR/AAA/AAA                  1,265,000          1,309,768
-----------------------------------------------------------------------------------------------------------------
AK Student Loan Corp. RRB, Series A,
AMBAC Insured, 5.30%, 7/1/15                            Aaa/AAA/AAA                 2,165,000          2,195,007
                                                                                                      -----------
                                                                                                       4,695,438
-----------------------------------------------------------------------------------------------------------------
ARIZONA--0.8%
AZ Educational LMC RRB, Series B, 7%, 3/1/05            Aa2/NR                      1,090,000          1,171,674
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA--4.2%
CA GOB, 4.75%, 12/1/28                                  Aa3/AA+/AA-                   500,000            475,185
-----------------------------------------------------------------------------------------------------------------
CA SCDAU Revenue Refunding COP,
Cedars Sinai Medical Center, MBIA Insured,
6.50%, 8/1/12(2)                                        Aaa/AAA                     1,000,000          1,164,080
-----------------------------------------------------------------------------------------------------------------
Pomona, CA USD GORB, Series A, MBIA
Insured, 6.15%, 8/1/15                                  Aaa/AAA                     1,000,000          1,149,860
-----------------------------------------------------------------------------------------------------------------
Redding, CA Electric System Revenue COP,
MBIA Insured, Inverse Floater, 9.46%, 7/8/22(1)         Aaa/AAA                     1,500,000          1,955,625
-----------------------------------------------------------------------------------------------------------------
Sacramento, CA MUD Electric RRB, Series G,
MBIA Insured, 6.50%, 9/1/13                             Aaa/AAA/A                   1,000,000          1,195,650
                                                                                                      -----------
                                                                                                       5,940,400
-----------------------------------------------------------------------------------------------------------------
COLORADO--3.9%
CO Housing FAU MH RB, Series B-2, 5.90%,
10/1/38                                                 Aa2/AA+                     1,000,000          1,055,290
-----------------------------------------------------------------------------------------------------------------
CO Housing FAU SFM CAP RB, Series C-1,
Zero Coupon, 5.625%, 11/1/29(3)                         Aa2/NR                      5,000,000            926,000
-----------------------------------------------------------------------------------------------------------------
CO Housing FAU SFM RB, Sr. Lien, Series C-2,
6.875%, 11/1/28                                         Aa2/NR                      2,000,000          2,245,840
-----------------------------------------------------------------------------------------------------------------
Douglas and Elbert Cntys., CO SDI No. RE-1,
Improvement GOB, Series A, MBIA Insured,
8%, 12/15/09                                            Aaa/AAA                     1,000,000          1,305,130
                                                                                                      -----------
                                                                                                       5,532,260



             11 Oppenheimer Insured Municipal Fund

                                                        RATINGS:
                                                        MOODY'S                   FACE               MARKET VALUE
                                                        S&P/FITCH                 AMOUNT             SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
CONNECTICUT--2.9%
CT Housing FAU RB, Series A, Subseries A-2,
6.20%, 11/15/22                                         Aa2/AA                     $  910,000        $   969,250
-----------------------------------------------------------------------------------------------------------------
CT Housing FAU RRB, Series A, Subseries D-2,
6.20%, 11/15/27                                         Aa2/AA                        995,000          1,056,819
-----------------------------------------------------------------------------------------------------------------
CT Housing FAU RRB, Subseries C-2, 5.85%,
11/15/28                                                Aa2/AA                      2,000,000          2,093,300
                                                                                                      -----------
                                                                                                       4,119,369
-----------------------------------------------------------------------------------------------------------------
FLORIDA--4.3%
FL HFA MH RRB, Series C, 6%, 8/1/11                     NR/AAA                      1,000,000          1,079,740
-----------------------------------------------------------------------------------------------------------------
Lee Cnty., FL Hospital Board of Directors RRB,
MBIA Insured, Inverse Floater, 8.86%, 3/26/20(1)        Aaa/AAA                     1,000,000          1,161,250
-----------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL Aviation RB, Series C,
MBIA Insured, 5.25%, 10/1/18                            NR/AAA/AAA                  2,500,000          2,531,250
-----------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL SPO RRB, Sub. Lien,
Series A, MBIA Insured, Zero Coupon,
5.45%, 10/1/15(3)                                       Aaa/AAA/AAA                 3,000,000          1,304,790
                                                                                                      -----------
                                                                                                       6,077,030
-----------------------------------------------------------------------------------------------------------------
GEORGIA--2.4%
Dalton, GA DAU RB, MBIA Insured, 5.50%,
8/15/26                                                 Aaa/AAA/AAA                 1,000,000          1,065,520
-----------------------------------------------------------------------------------------------------------------
GA MEAU RRB, Project One, Sub. Lien,
Series A, AMBAC Insured, 5.375%, 1/1/13                 Aaa/AAA/AAA                 2,285,000          2,385,266
                                                                                                      -----------
                                                                                                       3,450,786
-----------------------------------------------------------------------------------------------------------------
HAWAII--0.7%
HI COP, Kapolei State Office Building,
Series A, AMBAC Insured, 5%, 5/1/14                     Aaa/AAA/AAA                 1,000,000          1,003,890

             12 Oppenheimer Insured Municipal Fund

                                                        RATINGS:
                                                        MOODY'S                   FACE              MARKET VALUE
                                                        S&P/FITCH                 AMOUNT            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
ILLINOIS--10.2%
Chicago, IL BOE GOB, Chicago School
Reform Project, Series A, AMBAC Insured,
5.25%, 12/1/22                                          Aaa/AAA/AAA                $2,000,000        $ 2,010,400
----------------------------------------------------------------------------------------------------------------
Chicago, IL O'Hare International Airport RRB,
General Airport, Second Lien, Series A,
AMBAC Insured, 5.50%, 1/1/16                            Aaa/AAA/AAA                 2,500,000          2,592,400
----------------------------------------------------------------------------------------------------------------
Chicago, IL SFM RB, Series B, 6.95%, 9/1/28             Aaa/NR                      1,890,000          2,137,533
----------------------------------------------------------------------------------------------------------------
Cook Cnty., IL Community College District No.
508 Chicago COP, FGIC Insured, 8.75%, 1/1/05            Aaa/AAA/AAA                   500,000            615,380
----------------------------------------------------------------------------------------------------------------
Cook Cnty., IL Community College District
No. 508 Lease COP, Series C, MBIA Insured,
7.70%, 12/1/07                                          Aaa/AAA                     1,500,000          1,863,765
----------------------------------------------------------------------------------------------------------------
Cook Cnty., IL SDI No. 99 Cicero GOB, FGIC
Insured, 8.50%, 12/1/05                                 Aaa/AAA                     1,170,000          1,460,956
----------------------------------------------------------------------------------------------------------------
IL Development FAU Retirement Housing RB,
Regency Park, Series A, Zero Coupon, 3.948%,
7/15/23(3)                                              NR/AAA                      8,750,000          2,184,787
----------------------------------------------------------------------------------------------------------------
IL HFAU RRB, Methodist Medical Center,
MBIA Insured, 5.125%, 11/15/18                          Aaa/AAA/AAA                 1,500,000          1,492,560
                                                                                                       ---------
                                                                                                      14,357,781
----------------------------------------------------------------------------------------------------------------
INDIANA--4.2%
Hamilton Southeastern, IN Consolidated
School Building Corp. RRB, First Mtg., AMBAC
Insured, 7%, 7/1/11                                     Aaa/AAA/AAA                   500,000            535,455
----------------------------------------------------------------------------------------------------------------
IN HFFAU Hospital RB, Clarian Health
Partners, Inc., Series A, 6%, 2/15/21                   Aa3/AA/AA                   2,000,000          2,159,880
----------------------------------------------------------------------------------------------------------------
IN Office Building Commission Capital
Complex RB, Series B, MBIA Insured,
7.40%, 7/1/15                                           Aaa/AAA                     2,500,000          3,224,400
                                                                                                       ---------
                                                                                                       5,919,735


             13 Oppenheimer Insured Municipal Fund

                                                        RATINGS:
                                                        MOODY'S                   FACE               MARKET VALUE
                                                        S&P/FITCH                 AMOUNT             SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--5.9%
MA Health & Educational FA RB, Mt. Auburn
Hospital Issue, Series B-1, MBIA Insured,
6.25%, 8/15/14                                          Aaa/AAA                    $1,000,000       $  1,106,730
-----------------------------------------------------------------------------------------------------------------
MA HFA RB, Series A, AMBAC Insured,
6.60%, 7/1/14                                           Aaa/AAA/AAA                 1,905,000          2,055,057
-----------------------------------------------------------------------------------------------------------------
MA TUAU Metropolitan Highway System RB,
Series PA-489, Inverse Floater, 7.20%,
1/1/29(1)(4)(5)                                         NR/NR                       5,000,000          5,134,500
                                                                                                      -----------
                                                                                                       8,296,287
-----------------------------------------------------------------------------------------------------------------
NEVADA--1.5%
Clark Cnty., NV Passenger Facility Charge RB,
Las Vegas McCarran International Airport
Project, Series B, MBIA Insured, 6.50%, 7/1/12          Aaa/AAA                     2,000,000          2,170,940
-----------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.4%
NH Turnpike System RRB, Series A, FGIC
Insured, 6.75%, 11/1/11                                 Aaa/AAA/AAA                   500,000            581,705
-----------------------------------------------------------------------------------------------------------------
NEW YORK--3.5%
NYS UDC RB, Facilities Service Contract,
Series B, AMBAC Insured, 4.75%, 1/1/28                  Aaa/AAA/AAA                 2,000,000          1,887,660
-----------------------------------------------------------------------------------------------------------------
NYS United Nations Development Corp. RRB,
Sr. Lien, Series B, 5.60%, 7/1/26                       A2/NR/A                     3,000,000          3,029,010
                                                                                                      ----------
                                                                                                       4,916,670
-----------------------------------------------------------------------------------------------------------------
OHIO--4.1%
Cleveland, OH PPS RRB, First Mtg.,
Subseries 1, MBIA Insured, 5.125%, 11/15/18             Aaa/AAA                     3,000,000          3,031,860
-----------------------------------------------------------------------------------------------------------------
OH HFA Mtg. RB, 6.10%, 9/1/28                           NR/AAA                      1,990,000          2,114,614
-----------------------------------------------------------------------------------------------------------------
Streetsboro, OH SDI GOB, AMBAC Insured,
7.125%, 12/1/10                                         Aaa/AAA/AAA                   500,000            600,990
                                                                                                       ----------
                                                                                                       5,747,464
-----------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.6%
OK Industrial Authority Health Systems RB,
Baptist Medical Center, Series C, AMBAC
Insured, 7%, 8/15/05                                    Aaa/AAA/AAA                 2,000,000          2,308,300


             14 Oppenheimer Insured Municipal Fund

                                                        RATINGS:
                                                        MOODY'S                   FACE               MARKET VALUE
                                                        S&P/FITCH                 AMOUNT             SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--11.6%
Berks Cnty., PA GOB, Prerefunded, FGIC
Insured, Inverse Floater, 8.59%, 11/10/20(1)            Aaa/AAA/AAA                $1,000,000       $ 1,210,000
-----------------------------------------------------------------------------------------------------------------
Chester Cnty., PA Education & HFAU RRB,
Series B, 5.375%, 5/15/27                               A1/AA-/AA-                  3,575,000          3,564,490
-----------------------------------------------------------------------------------------------------------------
Delaware Valley, PA Regional FAU Local
Government RB, Series B, AMBAC Insured,
5.70%, 7/1/27                                           Aaa/AAA                     2,000,000          2,202,360
-----------------------------------------------------------------------------------------------------------------
PA HEAA Student Loan RB, Series B, AMBAC
Insured, Inverse Floater, 8.94%, 3/1/22(1)              Aaa/AAA/AAA                 1,250,000          1,490,625
-----------------------------------------------------------------------------------------------------------------
Philadelphia, PA Airport RB, Series 387A,
Inverse Floater, 8.30%, 6/15/12(1)                      NR/NR                       1,565,000          1,726,289
-----------------------------------------------------------------------------------------------------------------
Philadelphia, PA Regional POAU Lease RB,
MBIA Insured, Inverse Floater, 8.43%, 9/1/20(1)         Aaa/AAA                     1,900,000          2,230,125
-----------------------------------------------------------------------------------------------------------------
Pittsburgh, PA WSS RRB, First Lien, Series A,
FGIC Insured, 5.05%, 9/1/25                             Aaa/AAA/AAA                 4,000,000          3,945,280
                                                                                                      ----------
                                                                                                      16,369,169

-----------------------------------------------------------------------------------------------------------------
TEXAS--13.3%
Cedar Hill, TX ISD CAP RRB, Zero Coupon,
6.10%, 8/15/11(3)                                       Aaa/NR/AAA                  1,585,000            863,080
-----------------------------------------------------------------------------------------------------------------
Grand Prairie, TX HFDC RRB, Dallas/Ft. Worth
Medical Center Project, AMBAC Insured,
6.875%, 11/1/10                                         Aaa/AAA/AAA                 1,800,000          2,049,444
-----------------------------------------------------------------------------------------------------------------
Harris Cnty., TX Hospital District RRB, AMBAC
Insured, 7.40%, 2/15/10                                 Aaa/AAA/AAA                 2,000,000          2,401,840
-----------------------------------------------------------------------------------------------------------------
Harris Cnty., TX Houston Sports Authority
Special CAP RB, Jr. Lien, Series B, MBIA
Insured, Zero Coupon, 5.33%, 11/15/13(3)                Aaa/AAA/AAA                 4,360,000          2,066,422
-----------------------------------------------------------------------------------------------------------------
Houston, TX Airport System RRB, Sub. Lien,
Series B, FGIC Insured, 5%, 7/1/17                      Aaa/AAA/AAA                 2,750,000          2,718,980
-----------------------------------------------------------------------------------------------------------------
Lower Neches Valley, TX IDAU Corp. RRB,
Mobil Oil Refining Corp., 5.55%, 3/1/33                 Aa2/AA                      3,000,000          3,092,790
-----------------------------------------------------------------------------------------------------------------
Lower Neches Valley, TX IDAU Corp. Sewer
Facilities RB, Mobil Oil Refining Corp. Project,
6.40%, 3/1/30                                           Aa2/AA                      1,000,000          1,090,940
-----------------------------------------------------------------------------------------------------------------
Rio Grande Valley TX HFDC Retirement
Facilities RB, Golden Palms, Series B, MBIA
Insured, 6.40%, 8/1/12                                  Aaa/AAA                     2,000,000          2,172,700
-----------------------------------------------------------------------------------------------------------------
Tarrant Cnty., TX HFDC RB, Texas Health
Resources System, Series A, MBIA Insured,
5.75%, 2/15/11                                          Aaa/AAA/AAA                 2,130,000          2,313,840
                                                                                                      ----------
                                                                                                      18,770,036

             15 Oppenheimer Insured Municipal Fund

                                                       RATINGS
                                                       MOODY'S                  FACE                MARKET VALUE
                                                       S&P/FITCH                AMOUNT              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
UTAH--2.1%
Central UT Water Conservancy District GOB,
Series D, AMBAC Insured, 5%, 4/1/27                     Aaa/AAA/AAA                $3,000,000        $ 2,918,490
-----------------------------------------------------------------------------------------------------------------
WASHINGTON--6.5%
Central Puget Sound, WA Regional
Transportation Authority RB, FGIC Insured,
4.75%, 2/1/28                                           Aaa/AAA/AAA                 3,500,000          3,270,750
-----------------------------------------------------------------------------------------------------------------
Chelan Cnty., WA Public Utilities District No. 1
RB, Chelan Hydroelectric Conservation
System-Division II, Series A, 5.60%, 7/1/32             Aa3/AA/AA-                  2,000,000          2,063,560
-----------------------------------------------------------------------------------------------------------------
Tacoma, WA Electric Systems RB,
Prerefunded, AMBAC Insured, Inverse Floater,
9.49%, 1/2/15(1)                                        Aaa/AAA/AAA                 1,000,000          1,128,750
-----------------------------------------------------------------------------------------------------------------
WA PP Supply System RRB, Nuclear Project
No. 1, Series A, 5%, 7/1/13                             Aa1/AA-/AA-                 1,500,000          1,506,945
-----------------------------------------------------------------------------------------------------------------
WA PP Supply System RRB, Nuclear Project
No. 2, Series A, FGIC Insured, Zero Coupon,
3.74%, 7/1/09(3)                                        Aaa/AAA/AAA                 2,000,000          1,248,540
                                                                                                       ---------
                                                                                                       9,218,545
-----------------------------------------------------------------------------------------------------------------
WISCONSIN--1.1%
WI Health & Educational FA RB, Aurora
Medical Group, Inc. Project, FSA Insured,
6%, 11/15/11                                            Aaa/AAA/AAA                 1,370,000          1,559,786
-----------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--6.4%
DC Convention Center Authority Dedicated
Tax RB, Sr. Lien, AMBAC Insured, 5%, 10/1/21            Aaa/AAA/AAA                 3,000,000          2,934,600
-----------------------------------------------------------------------------------------------------------------
DC Hospital RRB, Medlantic Healthcare
Group, Series A, MBIA Insured, 5.25%, 8/15/12           Aaa/AAA/AAA                 1,000,000          1,055,370
-----------------------------------------------------------------------------------------------------------------
DC RRB, Prerefunded, Series A-1, MBIA
Insured, 6%, 6/1/11                                     Aaa/AAA                       100,000            113,376
-----------------------------------------------------------------------------------------------------------------
DC RRB, Unrefunded Balance, Series A-1,
MBIA Insured, 6%, 6/1/11                                Aaa/AAA                     1,900,000          2,125,815
-----------------------------------------------------------------------------------------------------------------
Washington, DC Convention Center Authority
Dedicated Tax RB, Sr. Lien, AMBAC Insured,
4.75%, 10/1/28                                          Aaa/AAA/AAA                 3,000,000          2,791,080
                                                                                                       ---------
                                                                                                       9,020,241

-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $132,235,731)                                          98.3%       139,009,896
-----------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                           1.7          2,339,576
                                                                                       -----        ------------
NET ASSETS                                                                              100.0%      $141,349,472
                                                                                       =====        ============


             16 Oppenheimer Insured Municipal Fund

--------------------------------------------------------------------------------
To simplify the listings of securities, abbreviations are used per the table below:

BOE     -- Board of Education                         MEAU    -- Municipal Electric Authority
CAP     -- Capital Appreciation                       MH      -- Multifamily Housing
COP     -- Certificates of Participation              MUD     -- Municipal Utility District
DAU     -- Development Authority                      POAU    -- Port Authority
FA      -- Facilities Authority                       PP      -- Public Power
FAU     -- Finance Authority                          PPS     -- Public Power System
GOB     -- General Obligation Bonds                   RB      -- Revenue Bonds
GORB    -- General Obligation Refunding Bonds         RRB     -- Revenue Refunding Bonds
HEAA    -- Higher Education Assistance Agency         SCDAU   -- Statewide Communities Development Authority
HFA     -- Housing Finance Agency                     SDI     -- School District
HFAU    -- Health Facilities Authority                SFM     -- Single Family Mtg.
HFDC    -- Health Facilities Development Corp.        SPO     -- Special Obligations
HFFAU   -- Health Facilities Finance Authority        TUAU    -- Turnpike Authority
IDAU    -- Industrial Development Authority           UDC     -- Urban Development Corp.
ISD     -- Independent School District                USD     -- Unified School District
LMC     -- Loan Marketing Corp.                       WSS     -- Water & Sewer System

1. Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $20,901,064 or 14.79% of the Fund's net assets as of March 31, 1999.

2. Securities with an aggregate market value of $1,164,080 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

3. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $5,134,500 or 3.63% of the Fund's net assets as of March 31, 1999.

5. When-issued security to be delivered and settled after March 31, 1999. As of March 31, 1999, securities subject to the alternative minimum tax amount to $39,998,589 or 28.30% of the Fund's net assets.

See accompanying Notes to Financial Statements.

             17 Oppenheimer Insured Municipal Fund

STATEMENT OF ASSETS AND LIABILITIES March 31, 1999 (Unaudited)

=================================================================================================================
ASSETS
Investments, at value (cost $132,235,731)--see accompanying statement                               $139,009,896
-----------------------------------------------------------------------------------------------------------------
Cash                                                                                                     928,346
-----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                       8,616,565
Interest                                                                                               1,796,426
Shares of beneficial interest sold                                                                       211,295
Daily variation on futures contracts--Note 5                                                              75,631
Other                                                                                                     22,858
                                                                                                     -----------
Total assets                                                                                         150,661,017

=================================================================================================================
LIABILITIES
Payables and other liabilities:
Investments purchased (including $5,075,000 purchased on a
when-issued basis)--Note 1                                                                             7,666,046
Shares of beneficial interest redeemed                                                                 1,171,235
Dividends                                                                                                325,189
Distribution and service plan fees                                                                        83,982
Shareholder reports                                                                                       41,101
Transfer and shareholder servicing agent fees                                                             10,849
Other                                                                                                     13,143
                                                                                                      ----------
Total liabilities                                                                                      9,311,545

=================================================================================================================
NET ASSETS                                                                                          $141,349,472
                                                                                                    ============

=================================================================================================================
COMPOSITION OF NET ASSETS

Paid-in capital                                                                                     $133,749,934
-----------------------------------------------------------------------------------------------------------------
Overdistributed net investment income                                                                   (200,473)
-----------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                                 937,190
-----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments--Notes 3 and 5                                              6,862,821
                                                                                                    ------------
Net assets                                                                                          $141,349,472
                                                                                                    ============


             18 Oppenheimer Insured Municipal Fund

=================================================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $105,530,993 and 5,904,520 shares of beneficial interest outstanding)                                  $17.87
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                                               $18.76

-----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $29,605,009
and 1,655,885 shares of beneficial interest outstanding)                                                  $17.88

-----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,213,470
and 347,716 shares of beneficial interest outstanding)                                                    $17.87

See accompanying Notes to Financial Statements.

             19 Oppenheimer Insured Municipal Fund

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 1999 (Unaudited)

=================================================================================================================
INVESTMENT INCOME
Interest                                                                                             $ 3,737,110

=================================================================================================================
EXPENSES
Management fees--Note 4                                                                                  301,683
-----------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                                                  122,700
Class B                                                                                                  143,101
Class C                                                                                                   27,644
-----------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                                                     61,007
-----------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                       36,481
-----------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                              26,982
-----------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                               10,656
-----------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                6,585
-----------------------------------------------------------------------------------------------------------------
Accounting service fees--Note 4                                                                            6,070
-----------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                     2,191
-----------------------------------------------------------------------------------------------------------------
Other                                                                                                      7,204
                                                                                                         -------
Total expenses                                                                                           752,304
Less expenses paid indirectly--Note 4                                                                     (8,498)
                                                                                                         -------
Net expenses                                                                                             743,806

=================================================================================================================
NET INVESTMENT INCOME                                                                                  2,993,304

=================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments                                                                                            1,019,222
Closing of futures contracts                                                                             298,369
                                                                                                       ---------
Net realized gain                                                                                      1,317,591

-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments                                  (3,253,056)
                                                                                                      ----------
Net realized and unrealized loss                                                                      (1,935,465)

=================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $ 1,057,839
                                                                                                     ===========

See accompanying Notes to Financial Statements.

             20 Oppenheimer Insured Municipal Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                               MARCH 31, 1999        SEPTEMBER 30,
                                                                               (UNAUDITED)           1998
=================================================================================================================
OPERATIONS
Net investment income                                                            $ 2,993,304         $ 5,368,369
-----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  1,317,591           1,181,782
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                             (3,253,056)          3,993,214
                                                                                  ----------         -----------
Net increase in net assets resulting from operations                               1,057,839          10,543,365

=================================================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                           (2,280,565)         (4,498,622)
Class B                                                                             (515,975)           (921,805)
Class C                                                                              (99,887)           (140,882)
-----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                           (1,141,094)           (646,115)
Class B                                                                             (310,557)           (149,337)
Class C                                                                              (60,365)            (19,416)

=================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial interest transactions--
Note 2:
Class A                                                                            5,378,470           8,417,042
Class B                                                                            2,898,479           6,601,026
Class C                                                                            1,420,944           2,237,718

=================================================================================================================
NET ASSETS
Total increase                                                                     6,347,289          21,422,974
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                              135,002,183         113,579,209
                                                                                 -----------         -----------
End of period (including overdistributed net investment income
of $200,473 and $297,350, respectively)                                         $141,349,472        $135,002,183
                                                                                ============        ============

See accompanying Notes to Financial Statements.

             21 Oppenheimer Insured Municipal Fund

FINANCIAL HIGHLIGHTS

                                           CLASS A
                                           ---------------------------------------------------------------------
                                           SIX MONTHS
                                           ENDED
                                           MARCH 31,
                                           1999             YEAR ENDED SEPTEMBER 30,
                                           (UNAUDITED)       1998           1997           1996          1995
================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period           $18.31         $17.72         $17.07         $16.86        $16.14
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .41            .80            .91            .90           .90
Net realized and unrealized gain (loss)          (.26)           .75            .63            .20           .71
                                             --------       --------       --------       --------      --------
Total income (loss) from
investment operations                             .15           1.55           1.54           1.10          1.61

----------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income             (.39)          (.84)          (.89)          (.89)         (.89)
Distributions from net realized gain             (.20)          (.12)           ---            ---           ---
                                             --------       --------       --------       --------      --------
Total dividends and distributions
to shareholders                                  (.59)          (.96)          (.89)          (.89)         (.89)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $17.87         $18.31         $17.72         $17.07        $16.86
                                             ========       ========       ========       ========      ========

================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(3)              0.85%          9.01%          9.25%          6.67%        10.29%

================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                               $105,531       $102,687        $91,051        $83,516       $76,691
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $104,534       $ 96,458        $86,511        $81,233       $70,650
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                            4.52%(4)       4.49%          5.25%          5.27%         5.52%
Expenses(5)                                      0.90%(4)       0.89%          0.95%          1.02%         0.95%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                         24%            73%            77%            93%           58%

1. For the period from August 29, 1995 (inception of offering) to September 30, 1995.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


                     22  Oppenheimer Insured Municipal Fund

                  CLASS B
----------        ---------------------------------------------------------------------------------------------
                  SIX MONTHS
                  ENDED
                  MARCH 31,
                  1999            YEAR ENDED SEPTEMBER 30,
1994             (UNAUDITED)      1998              1997             1996             1995            1994
===============================================================================================================

  $18.06            $18.32           $17.73           $17.08           $16.87           $16.15           $18.07
---------------------------------------------------------------------------------------------------------------


     .89               .34              .67              .76              .77              .78              .77
   (1.84)             (.26)             .74              .65              .20              .71            (1.86)
--------         ---------        ---------      -----------      -----------         --------         --------

    (.95)              .08             1.41             1.41              .97             1.49            (1.09)

---------------------------------------------------------------------------------------------------------------

    (.89)             (.32)            (.70)            (.76)            (.76)            (.77)            (.75)
    (.08)             (.20)            (.12)              --               --               --             (.08)
--------         ---------        ---------      -----------      -----------         --------         --------

    (.97)             (.52)            (.82)            (.76)            (.76)            (.77)            (.83)
---------------------------------------------------------------------------------------------------------------

  $16.14            $17.88           $18.32           $17.73           $17.08           $16.87           $16.15
========         =========        =========      ===========      ===========         ========         ========


===============================================================================================================

   (5.46)%            0.46%            8.18%            8.43%            5.87%            9.47%           (6.20)%

===============================================================================================================


 $67,793           $29,605          $27,392          $19,974          $15,983          $13,341          $11,571
---------------------------------------------------------------------------------------------------------------

 $66,953           $28,711          $23,817          $17,309          $14,822          $11,987          $ 9,209
---------------------------------------------------------------------------------------------------------------

    5.23%             3.74%(4)         3.76%            4.48%            4.50%            4.75%            4.43%
    1.05%             1.66%(4)         1.64%            1.71%            1.77%            1.71%            1.82%
---------------------------------------------------------------------------------------------------------------

      99%               24%              73%              77%              93%              58%              99%

4. Annualized.

5. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1999, were $77,333,450 and $72,872,248, respectively.

                     23  Oppenheimer Insured Municipal Fund

                                              CLASS C
                                              ------------------------------------------------------------------
                                              SIX MONTHS
                                              ENDED
                                              MARCH 31,
                                              1999           YEAR ENDED SEPTEMBER 30,
                                              (UNAUDITED)    1998           1997(2)       1996           1995(1)
================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period           $18.31         $17.72         $17.06         $16.86        $16.72
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .35            .70            .76            .75           .08
Net realized and unrealized gain (loss)          (.27)           .71            .65            .21           .14
                                             --------       --------        -------        -------       -------
Total income (loss) from
investment operations                             .08           1.41           1.41            .96           .22

----------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income             (.32)          (.70)          (.75)          (.76)         (.08)
Distributions from net realized gain             (.20)          (.12)           ---             --            --
                                             --------       --------        -------        -------       -------
Total dividends and distributions
to shareholders                                  (.52)          (.82)          (.75)          (.76)         (.08)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $17.87         $18.31         $17.72         $17.06        $16.86
                                             ========       ========        =======        =======       =======

================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(3)              0.46%          8.18%          8.48%          5.77%         1.30%

================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                                 $6,213         $4,923         $2,554           $924          $211
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $5,551         $3,661         $1,720           $618           $ 1
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                            3.75%(4)       3.82%          4.45%          4.38%         4.89%(4)
Expenses(5)                                      1.66%(4)       1.64%          1.72%          1.81%         1.07%(4)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                         24%            73%            77%            93%           58%



1. For the period from August 29, 1995 (inception of offering) to September 30, 1995.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

4. Annualized.

5. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1999, were $77,333,450 and $72,872,248, respectively.

See accompanying Notes to Financial Statements.

                     24  Oppenheimer Insured Municipal Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Insured Municipal Fund (the Fund) is a separate series of Oppenheimer Municipal Fund, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide a high level of current income exempt from Federal income tax. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of March 31, 1999, the Fund had entered into outstanding when-issued or forward commitments of $5,075,000.


                     25  Oppenheimer Insured Municipal Fund

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Original issue discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. For bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                     26  Oppenheimer Insured Municipal Fund

================================================================================
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                           SIX MONTHS ENDED MARCH 31, 1999         YEAR ENDED SEPTEMBER 30, 1998
                                           -------------------------------         -----------------------------
                                           SHARES           AMOUNT                 SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------
Class A:
Sold                                         634,305         $11,458,918             955,728        $ 17,118,675
Dividends and
distributions reinvested                     143,459           2,586,521             212,388           3,794,412
Redeemed                                    (481,213)         (8,666,969)           (698,348)        (12,496,045)
                                           ---------         -----------          ----------         -----------
Net increase                                 296,551         $ 5,378,470             469,768         $ 8,417,042
                                           =========         ===========          ==========         ===========

----------------------------------------------------------------------------------------------------------------
Class B:
Sold                                         255,121         $ 4,608,240             543,004         $ 9,724,208
Dividends and
distributions reinvested                      30,662             552,999              39,547             706,671
Redeemed                                    (125,307)         (2,262,760)           (213,910)         (3,829,853)
                                           ---------         -----------          ----------         -----------
Net increase                                 160,476         $ 2,898,479             368,641         $ 6,601,026
                                           =========         ===========          ==========         ===========

----------------------------------------------------------------------------------------------------------------
Class C:
Sold                                          94,488         $ 1,703,663             156,606         $ 2,808,699
Dividends and
distributions reinvested                       7,011             126,363               7,178             128,230
Redeemed                                     (22,700)           (409,082)            (39,038)           (699,211)
                                           ---------         -----------          ----------         -----------
Net increase                                  78,799         $ 1,420,944             124,746         $ 2,237,718
                                           =========         ===========          ==========         ===========

================================================================================
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

As of March 31, 1999, net unrealized appreciation on investments of $6,774,165 was composed of gross appreciation of $6,904,752, and gross depreciation of $130,587.

================================================================================
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.45% of the first $100 million of average annual net assets, 0.40% of the next $150 million, 0.375% of the next $250 million and 0.35% of average annual net assets in excess of $500 million. The Fund's management fee for the six months ended March 31, 1999 was 0.44% of average annual net assets for each class of shares.

       The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.


                     27  Oppenheimer Insured Municipal Fund

================================================================================
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES(CONTINUED)

For the six months ended March 31, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $126,312, of which $19,815 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $9,000, $150,669 and $15,981, respectively. Amounts paid to an affiliated broker/dealer for Class B shares were $3,680. During the six months ended March 31, 1999, OFDI received contingent deferred sales charges of $39,345 and $2,106, respectively, upon redemption of Class A, Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

       OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

       Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

       The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended March 31, 1999, OFDI paid $5,967 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

       The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the six months ended March 31, 1999, OFDI paid $1,306 to an affiliated broker/dealer as compensation for Class B personal service and maintenance expenses and retained $117,620 and $18,979, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of March 31, 1999, OFDI had incurred excess distribution and servicing costs of $941,104 for Class B and $80,851 for Class C.


                     28  Oppenheimer Insured Municipal Fund

================================================================================
5. FUTURES CONTRACTS

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

       The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

       Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

       Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 1999, the Fund had outstanding futures contracts as follows:

                                                   NUMBER OF     VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION           EXPIRATION DATE     CONTRACTS     MARCH 31, 1999      APPRECIATION
-------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
-----------------
U.S. Treasury Bonds            6/99                170           $20,495,625            $88,656

===============================================================================
6. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

       The Fund had no borrowings outstanding during the six months ended March 31, 1999.


                     29  Oppenheimer Insured Municipal Fund

OPPENHEIMER INSURED MUNICIPAL FUND
A Series of Oppenheimer Municipal Fund

================================================================================
OFFICERS AND TRUSTEES      James C. Swain, Chairman and Chief Executive Officer
                           Bridget A. Macaskill, Trustee and President
                           Robert G. Avis, Trustee
                           William A. Baker, Trustee
                           Charles Conrad, Jr., Trustee
                           Jon S. Fossel, Trustee
                           Sam Freedman, Trustee
                           Raymond J. Kalinowski, Trustee
                           C. Howard Kast, Trustee
                           Robert M. Kirchner, Trustee
                           Ned M. Steel, Trustee
                           George C. Bowen, Trustee, Vice President,
                             Treasurer and Assistant Secretary
                           Andrew J. Donohue, Vice President and Secretary
                           Caryn R. Halbrecht, Vice President
                           Robert J. Bishop, Assistant Treasurer
                           Scott T. Farrar, Assistant Treasurer
                           Robert G. Zack, Assistant Secretary

================================================================================
INVESTMENT ADVISOR         OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR                OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AND SHAREHOLDER   OppenheimerFunds Services
SERVICING AGENT

================================================================================
CUSTODIAN OF               Citibank, N.A.
PORTFOLIO SECURITIES

================================================================================
INDEPENDENT AUDITORS       Deloitte & Touche LLP

================================================================================
LEGAL COUNSEL              Myer, Swanson, Adams & Wolf, P.C.

                           The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors. This is a copy of a report to shareholders of Oppenheimer Insured Municipal Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Insured Municipal Fund. For material information concerning the Fund, see the Prospectus.

                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                     30  Oppenheimer Insured Municipal Fund

OPPENHEIMERFUNDS FAMILY

=======================================================================================================
REAL ASSET FUNDS
-------------------------------------------------------------------------------------------------------
Real Asset Fund                      Gold & Special Minerals Fund

=======================================================================================================
GLOBAL STOCK FUNDS
-------------------------------------------------------------------------------------------------------
Developing Markets Fund              International Growth Fund             Global Growth & Income Fund
International Small                  Global Fund                           Europe Fund
Company Fund                         Quest Global Value Fund
=======================================================================================================
STOCK FUNDS
-------------------------------------------------------------------------------------------------------
Enterprise Fund                      MidCap Fund                           Growth Fund
Discovery Fund                       Capital Appreciation Fund             Large Cap Growth Fund
Quest Small Cap Value Fund           Quest Capital Value Fund              Disciplined Value Fund
                                                                           Quest Value Fund

=======================================================================================================
STOCK & BOND FUNDS
-------------------------------------------------------------------------------------------------------
Main Street Growth &                 Total Return Fund                     Multiple Strategies Fund
Income Fund(1)                       Quest Balanced                        Disciplined Allocation Fund
Quest Opportunity                    Value Fund                            Convertible Securities Fund
Value Fund                           Capital Income Fund(2)

=======================================================================================================
TAXABLE BOND FUNDS
-------------------------------------------------------------------------------------------------------
International Bond Fund              Champion Income Fund                  U.S. Government Trust
World Bond Fund                      Strategic Income Fund                 Limited-Term Government Fund
High Yield Fund                      Bond Fund

=======================================================================================================
MUNICIPAL BOND FUNDS
-------------------------------------------------------------------------------------------------------
California Municipal Fund(3)         Pennsylvania Municipal Fund(3)        Rochester Division:
Florida Municipal Fund(3)            Municipal Bond Fund                   Rochester Fund Municipals
New Jersey Municipal Fund(3)         Insured Municipal Fund                Limited Term New York
New York Municipal Fund(3)           Intermediate Municipal Fund           Municipal Fund

=======================================================================================================
MONEY MARKET FUNDS(4)
-------------------------------------------------------------------------------------------------------
Money Market Fund                    Cash Reserves



1. On 12/22/98, the Fund's name was changed from "Main Street Income & Growth Fund."

2. On 4/1/99, the Fund's name was changed from "Equity Income Fund."

3. Available only to investors in certain states.

4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.

                     31  Oppenheimer Insured Municipal Fund

INTERNET
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GENERAL INFORMATION
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INFORMATION AND SERVICES
-------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

        And when you need help, our Customer Service Representatives are only a
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        When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number or by visiting our website. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the
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        For added convenience, you can get automated information with
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PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

        You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

        So call us today, or visit us at our website at www.oppenheimerfunds.com--we're here to help.


[OPPENHEIMER FUNDS LOGO]


RS0865.001.0399  May 28, 1999